Net interest income	12 Months Ended
Dec. 31, 2025
Disclosure of interest income (expense) [Abstract]
Net interest income	Note 5: Net interest income

	2025 £m	2024 £m	2023 £m
Interest income:
Loans and advances to banks	1,722	2,439	3,096
Loans and advances to customers	22,338	21,712	18,992
Reverse repurchase agreements	2,198	2,441	1,866
Debt securities	618	737	495
Financial assets held at amortised cost	26,876	27,329	24,449
Financial assets at fair value through other comprehensive income	1,332	1,057	851
Total interest income[1]	28,208	28,386	25,300
Interest expense:
Deposits from banks	(144)	(121)	(131)
Customer deposits	(8,205)	(9,009)	(6,045)
Repurchase agreements at amortised cost	(1,980)	(2,390)	(2,397)
Debt securities in issue at amortised cost[2]	(4,030)	(3,814)	(2,595)
Lease liabilities	(27)	(30)	(28)
Subordinated liabilities	(459)	(430)	(395)
Total interest expense	(14,845)	(15,794)	(11,591)
Net interest income	13,363	12,592	13,709
1Includes £1,200 million (2024: £1,089 million; 2023: £885 million) in respect of finance lease receivables.
2The impact of the Group’s hedging arrangements is included on this line.
Net interest income also includes a debit of £1,762 million (2024: debit of £2,297 million; 2023: debit of £1,517 million) transferred from the cash flow hedging reserve (see statement of comprehensive income).